Note Popular, Inc. (Holding company only) financial information - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
EVERTEC Inc.
Parent Company [Line Items]
Equity method investments, distributions	$ 4.7	$ 4.7